Trade payables and other liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other liabilities	Trade payables and other liabilities

For the year ended December 31	Note	2024	2023
Trade payables and accruals		2,961	3,308
Compensation payable		543	599
Severance and other costs payable		157	34
Commodity taxes payable		146	143
Derivative liabilities	29	41	107
Provisions	26	65	65
Other current liabilities		594	473
Total trade payables and other liabilities		4,507	4,729